Ordinary Share (Details)			1 Months Ended							2 Months Ended	12 Months Ended
	Aug. 05, 2021 USD ($) $ / shares shares	Aug. 02, 2018 USD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 30, 2020 shares	May 31, 2020 shares	Nov. 30, 2019 USD ($) item shares	Aug. 31, 2018 shares	Jul. 31, 2018 USD ($)	Sep. 30, 2018 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 23, 2020 shares	Apr. 30, 2018
Class Of Stock [Line Items]
Ordinary shares, authorized amount | $													$ 50,000
Cash consideration | $									$ 18,737,426
Consideration received on subscription fee for reorganization purpose | $												$ 9,261,300	6,000,376
Consideration outstanding on subscription fee for reorganization purpose | $													$ 9,261,300
Underwritten Public Offering
Class Of Stock [Line Items]
Net proceeds from IPO | $	$ 8,100,000
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Class Of Stock [Line Items]
Equity method investment, ownership percentage									2.50%						8.36%
Founders
Class Of Stock [Line Items]
Equity method investment, ownership percentage			8.36%								8.36%
Number of ordinary shares hold to trust										2,846,600
Founders | Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Class Of Stock [Line Items]
Equity method investment, ownership percentage		8.36%
Founders | Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Class Of Stock [Line Items]
Cash consideration | $		$ 15,261,676
ADS | IPO
Class Of Stock [Line Items]
Number of shares issued	10,000,000						4,675,000
Net proceeds from IPO | $	$ 8,100,000						$ 35,000,000.0
Share price | $ / shares	$ 0.90
ADS | Underwriters' Over Allotment Option
Class Of Stock [Line Items]
Number of shares issued							300,000
ADS | Underwritten Public Offering
Class Of Stock [Line Items]
Number of shares issued	10,000,000
Share price | $ / shares	$ 0.90
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized			4,924,849,600	4,924,849,600							4,924,849,600		4,880,496,457
Common stock, par value | $ / shares			$ 0.00001	$ 0.00001							$ 0.00001		$ 0.00001
Shares issued upon conversion of preferred shares							20,336,100
Number of shares issued							18,700,000
Number of ordinary shares representing for each American Depositary shares | item							4
Preferred shares, conversion basis							one-for-one basis
Ordinary share voting rights											Each holder of outstanding Class A Ordinary Shares shall be entitled to cast the number of votes equal to the number of whole Class A Ordinary Shares held by such holder and each holder of outstanding Class B Ordinary Shares shall be entitled to cast the number of votes equal to ten times the number of whole Class B Ordinary Shares held by such holder
Conversion of preferred shares to Class A ordinary shares, shares			12,000,000	3,794,784	3,794,784	3,794,784
Ordinary shares, conversion basis											one-for-one basis
Additional ordinary stock shares issued														2,000,000
Common stock, shares issued			133,581,883	69,361,883							133,581,883
Ordinary stock shares vested				1,590,650
Shares issued to extent the awards in relation to the RSUs granted											12,220,000
Class A Ordinary Shares | 2018 Plan
Class Of Stock [Line Items]
Common stock, shares issued				2,000,000
Class A Ordinary Shares | Average Basis
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares							8,999,999
Preferred shares, conversion basis							1-for-1.13
Class A Ordinary Shares | Underwritten Public Offering
Class Of Stock [Line Items]
Number of shares issued	40,000,000
Class A Ordinary Shares | Founders
Class Of Stock [Line Items]
Number of shares issued								8,880,894
Shares issued upon conversion of preferred shares								9,519,000			9,519,000
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues		9,519,000
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Class Of Stock [Line Items]
Number of shares issued		9,519,000
Shares issued upon conversion of preferred shares		9,519,000
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai") | Third Party Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues		8,880,894
Class A Ordinary Shares | ADS | IPO
Class Of Stock [Line Items]
Number of shares issued	40,000,000
Class A-1 Ordinary Shares.
Class Of Stock [Line Items]
Ordinary shares, authorized													9,519,000
Authorized share capital, par value | $ / shares													$ 0.00001
Class A-2 Ordinary Shares.
Class Of Stock [Line Items]
Ordinary shares, authorized													13,663,700
Authorized share capital, par value | $ / shares													$ 0.00001
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized			71,355,616	71,355,616							71,355,616		75,150,400
Common stock, par value | $ / shares			$ 0.00001	$ 0.00001							$ 0.00001		$ 0.00001
Common stock, shares issued			59,355,616	71,355,615							59,355,616
Class B Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Class Of Stock [Line Items]
Number of shares issued		75,150,400
Class A1 Preferred Shares
Class Of Stock [Line Items]
Conversion of preferred shares to Class A ordinary shares, shares							9,519,000
Class A2 Preferred Shares
Class Of Stock [Line Items]
Conversion of preferred shares to Class A ordinary shares, shares							10,817,100
Series A Preferred Shares
Class Of Stock [Line Items]
Ordinary shares, authorized													21,170,443
Authorized share capital, par value | $ / shares													$ 0.00001
Number of shares issued							7,938,915			7,938,915
Conversion of preferred shares to Class A ordinary shares, shares							7,938,915					(7,938,915)
Series A Preferred Shares | Average Basis
Class Of Stock [Line Items]
Preferred shares, conversion basis							1-for-1.13